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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-21750

Kayne Anderson Energy Total Return Fund, Inc.
(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor Houston, Texas	77002
(Address of principal executive offices)	(Zip code)

Michael O’Neil

KA Fund Advisors, LLC

1800 Avenue of the Stars, Third Floor Los Angeles, California 90067
(Name and address of agent for service)

Registrant's telephone number, including area code:	(310) 282-7905

Date of fiscal year end:	November 30

Date of reporting period:	July 1, 2017 – June 30, 2018

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Kayne Anderson Energy Total Return Fund, Inc.

By (Signature and Title)*		/s/ Kevin S. McCarthy
Kevin S. McCarthy, Chairman and Chief Executive Officer
Date	July 25, 2018

*	Print the name and title of each signing officer under his or her signature.

Kayne Anderson Energy Total Return Fund, Inc.
Proxy Voting Record
July 1, 2017 - June 30, 2018

Issuer	Symbol	CUSIP	Meeting Date		Matter:	Proposed by (I)ssuer or (S)hrhldr	Vote Cast?	How Voted	For/ Against Mgmt
KNOT OFFSHORE PARTNERS LP	KNOP	Y48125101	08/09/17	1	TO ELECT:	I	YES	FOR	FOR
HANS PETTER AAS AS A CLASS IV DIRECTOR OF KNOT OFFSHORE PARTNERS LP, WHOSE TERM WILL EXPIRE AT THE 2021 ANNUAL MEETING OF LIMITED PARTNERS.

HOEGH LNG PARTNERS LP	HMLP	Y3262R100	09/15/17	1	TO ELECT:	I	YES	FOR	FOR
DAVID SPIVAK AS A CLASS III DIRECTOR OF HOEGH LNG PARTNERS LP, WHOSE TERM WILL EXPIRE AT THE 2021 ANNUAL MEETING OF LIMITED PARTNERS.

WESTERN GAS PARTNERS, LP	WES	958254104	10/17/17	1	TO APPROVE:	I	YES	FOR	FOR
THE WESTERN GAS PARTNERS, LP 2017 LONG-TERM INCENTIVE PLAN (THE LTIP PROPOSAL)

				2	TO APPROVE:	I	YES	FOR	FOR
THE ADJOURNMENT OF THE SPECIAL MEETING TO A LATER DATE OR DATES, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IN THE EVENT THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO APPROVE THE LTIP PROPOSAL

GOLAR LNG PARTNERS LP	GLMP	Y2745C102	09/27/17	1	TO ELECT:	I	YES	FOR	FOR
CARL STEEN AS A CLASS II DIRECTOR OF THE PARTNERSHIP WHOSE TERM WILL EXPIRE AT THE 2020 ANNUAL MEETING OF LIMITED PARTNERS.

DYNAGAS LNG PARTNERS LP	DLNG	Y2188B108	12/07/17	1	TO ELECT:	I	YES	FOR	FOR
LEVON DEDEGIAN AS A CLASS III DIRECTOR TO SERVE FOR A THREE-YEAR TERM UNTIL THE 2020 ANNUAL MEETING OF LIMITED PARTNERS

				2	TO APPROVE:	I	YES	FOR	FOR
THE APPOINTMENT OF ERNST & YOUNG (HELLAS) CERTIFIED AUDITORS ACCOUNTANTS S.A. AS THE PARTNERSHIP'S INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2017

ARC LOGISTICS PARTNERS LP	ARCX	03879N101	12/18/17	1	APPROVE	I	YES	FOR	FOR
APPROVE THE PURCHASE AGREEMENT AND PLAN OF MERGER DATED AS OF AUGUST 29, 2017, BY AND AMONG ZENITH ENERGY U.S., L.P., ZENITH ENERGY U.S. GP, LLC, ZENITH ENERGY U.S. LOGISTICS HOLDINGS, LLC, ZENITH ENERGY U.S. LOGISTICS, LLC, ARC LOGISTICS PARTNERS LP, ARC LOGISTICS GP LLC, LIGHTFOOT CAPITAL PARTNERS, LP AND ...(DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL).

NEXTERA ENERGY PARTNERS, LP	NEP	65341B106	12/21/17	1A	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
SUSAN D. AUSTIN

				1B	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
PETER H. KIND

				1C	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
JAMES L. ROBO

				1D	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
JAMES N. SUCIU

				2	RATIFICATION OF:	I	YES	FOR	FOR
APPOINTMENT OF DELOITTE & TOUCHE LLP AS NEXTERA ENERGY PARTNERS' INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2017

				3	APPROVAL:	I	YES	FOR	FOR
BY NON-BINDING ADVISORY VOTE, OF NEXTERA ENERGY PARTNERS' COMPENSATION OF ITS NAMED EXECUTIVE OFFICERS AS DISCLOSED IN THE PROXY STATEMENT

				4	NON-BINDING ADVISORY VOTE:	I	YES	3 YEARS	FOR
ON THE FREQUENCY OF FUTURE UNITHOLDER NON-BINDING ADVISORY VOTES ON THE COMPENSATION OF NEXTERA ENERGY PARTNERS' NAMED EXECUTIVE OFFICERS

MAGELLAN MIDSTREAM PARTNERS, L.P.	MMP	559080106	04/26/18	1	DIRECTOR:	I	YES	FOR	FOR
ROBERT G. CROYLE
STACY P. METHVIN
BARRY R. PEARL

				2	ADVISORY RESOLUTION TO APPROVE:	I	YES	FOR	FOR
EXECUTIVE COMPENSATION

				3	RATIFICATION OF:	I	YES	FOR	FOR
APPOINTMENT OF INDEPENDENT AUDITOR

TRANSCANADA CORPORATION	TRP	89353D107	04/27/18	1	DIRECTOR:	I	YES	FOR	FOR
KEVIN E. BENSON
STÉPHAN CRÉTIER
RUSSELL K. GIRLING
S. BARRY JACKSON
JOHN E. LOWE
PAULA ROSPUT REYNOLDS
MARY PAT SALOMONE
INDIRA V. SAMARASEKERA
D. MICHAEL G. STEWART
SIIM A. VANASELJA
THIERRY VANDAL

				2	RESOLUTION TO APPOINT:	I	YES	FOR	FOR
KPMG LLP, CHARTERED PROFESSIONAL ACCOUNTANTS AS AUDITORS AND AUTHORIZE THE DIRECTORS TO FIX THEIR REMUNERATION.

				3	RESOLUTION TO ACCEPT:	I	YES	FOR	FOR
TRANSCANADA'S APPROACH TO EXECUTIVE COMPENSATION, AS DESCRIBED IN THE MANAGEMENT INFORMATION CIRCULAR.

				4	RESOLUTION TO CONSIDER:	I	YES	FOR	FOR
THE SHAREHOLDER PROPOSAL REGARDING CLIMATE CHANGE DISCLOSURE, AS SET FORTH IN SCHEDULE A OF THE MANAGEMENT INFORMATION CIRCULAR.

MACQUARIE INFRASTRUCTURE CORPORATION	MIC	55608B105	05/16/18	1a	Election of:	I	YES	FOR	FOR
NORMAN H. BROWN, JR.

				1b	Election of:	I	YES	FOR	FOR
GEORGE W. CARMANY, III

				1c	Election of:	I	YES	FOR	FOR
JAMES HOOKE

				1d	Election of:	I	YES	FOR	FOR
RONALD KIRK

				1e	Election of:	I	YES	FOR	FOR
H.E. (JACK) LENTZ

				1f	Election of:	I	YES	FOR	FOR
OUMA SANANIKONE

				2	The ratification of	I	YES	FOR	FOR
THE SELECTION OF KPMG LLP AS OUR INDEPENDENT AUDITOR FOR THE FISCAL YEAR ENDING DECEMBER 31, 2018.

				3	The approval:	I	YES	FOR	FOR
ON AN ADVISORY BASIS, OF EXECUTIVE COMPENSATION.

PEMBINA PIPELINE CORPORATION	PBA	706327103	05/04/18	1	DIRECTOR:	I	YES	FOR	FOR
ANNE MARIE N. AINSWORTH
DOUG ARNELL
MICHAEL H. DILGER
RANDALL J. FINDLAY
MAUREEN E. HOWE
GORDON J. KERR
DAVID M.B. LEGRESLEY
ROBERT B. MICHALESKI
LESLIE A. O'DONOGHUE
BRUCE D. RUBIN
JEFFREY T. SMITH
HENRY W. SYKES

				2	TO APPOINT:	I	YES	FOR	FOR
KPMG LLP, CHARTERED PROFESSIONAL ACCOUNTANTS, AS THE AUDITORS OF THE CORPORATION FOR THE ENSUING FINANCIAL YEAR AT A REMUNERATION TO BE FIXED BY MANAGEMENT.

				3	TO ACCEPT:	I	YES	FOR	FOR
THE APPROACH TO EXECUTIVE COMPENSATION AS DISCLOSED IN THE ACCOMPANYING MANAGEMENT PROXY CIRCULAR.

KINDER MORGAN, INC.	KMI	49456B101	5/9/2018	1a	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
RICHARD D. KINDER

				1b	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
STEVEN J. KEAN

				1c	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
KIMBERLY A. DANG

				1d	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
TED A. GARDNER

				1e	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
ANTHONY W. HALL, JR.

				1f	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
GARY L. HULTQUIST

				1g	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
RONALD L. KUEHN, JR.

				1h	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
DEBORAH A. MACDONALD

				1i	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
MICHAEL C. MORGAN

				1j	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
ARTHUR C. REICHSTETTER

				1k	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
FAYEZ SAROFIM

				1l	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
C. PARK SHAPER

				1m	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
WILLIAM A. SMITH

				1n	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
JOEL V. STAFF

				1o	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
ROBER F. VAGT

				1p	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
PERRY M. WAUGHTAL

				2	RATIFICATION OF:	I	YES	FOR	FOR
THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2018

				3	APPROVAL, ON AN ADVISORY BASIS, OF:	I	YES	FOR	FOR
THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS, AS DISCLOSED IN THE PROXY STATEMENT

				4	FREQUENCY WITH:	I	YES	3 YEARS	FOR
WHICH WE WILL HOLD AN ADVISORY VOTE ON THE COMPENSATION OF OUR NAMED EXECUTIVE OFFICERS

				5	STAKEHOLDER PROPOSAL:	S	YES	AGAINST	FOR
RELATING TO A REPORT ON METHANE EMISSIONS

				6	STAKEHOLDER PROPOSAL:	S	YES	AGAINST	FOR
RELATING TO AN ANNUAL SUSTAINABILITY REPORT

				7	STAKEHOLDER PROPOSAL:	S	YES	AGAINST	FOR
RELATING TO AN ASSESSMENT OF THE LONG-TERM PORTFOLIO IMPACTS OF SCENARIOS CONSISTENT WITH GLOBAL CLIMATE CHANGE POLICIES

ENBRIDGE INC.	ENB	29250N105	5/9/2018	1	DIRECTOR:	I	YES	FOR	FOR
PAMELA L. CARTER
C. P. CAZALOT, JR.
MARCEL R. COUTU
GREGORY L. EBEL
J. HERB ENGLAND
CHARLES W. FISCHER
V. M. KEMPSTON DARKES
MICHAEL MCSHANE
AL MONACO
MICHAEL E.J. PHELPS
DAN C. TUTCHER
CATHERINE L. WILLIAMS

				2	APPOINT:	I	YES	FOR	FOR
PRICEWATERHOUSECOOPERS LLP AS AUDITORS AT REMUNERATION TO BE FIXED BY THE BOARD OF DIRECTORS.

				3	ADVISORY VOTE TO:	I	YES	FOR	FOR
APPROVE COMPENSATION OF NAMED EXECUTIVE OFFICERS.

				4	ADVISORY VOTE ON:	I	YES	1 YEAR	FOR
THE FREQUENCY OF SAY ON PAY VOTES.

GASLOG PARTNERS LP	GLOP	Y2687W108	5/11/2018	1	TO ELECT:	I	YES	FOR	FOR
DANIEL R. BRADSHAW AS A CLASS III DIRECTOR TO SERVE FOR A THREE-YEAR TERM UNTIL THE 2021 ANNUAL MEETING OR UNTIL HIS SUCCESSOR HAS BEEN ELECTED OR APPOINTED.

				2	TO RATIFY:	I	YES	FOR	FOR
THE APPOINTMENT OF DELOITTE LLP AS OUR INDEPENDENT AUDITORS FOR THE FISCAL YEAR ENDING DECEMBER 31, 2018.

THE WILLIAMS COMPANIES, INC.	WMB	969457100	5/10/2018	1a	ELECTION OF:	I	YES	FOR	FOR
ALAN S. ARMSTRONG

				1b	ELECTION OF:	I	YES	FOR	FOR
STEPHEN W. BERGSTROM

				1c	ELECTION OF:	I	YES	FOR	FOR
STEPHEN I. CHAZEN

				1d	ELECTION OF:	I	YES	FOR	FOR
CHARLES I. COGUT

				1e	ELECTION OF:	I	YES	FOR	FOR
KATHLEEN B. COOPER

				1f	ELECTION OF:	I	YES	FOR	FOR
MICHAEL A. CREEL

				1g	ELECTION OF:	I	YES	FOR	FOR
PETER A. RAGAUSS

				1h	ELECTION OF:	I	YES	FOR	FOR
SCOTT D. SHEFFIELD

				1i	ELECTION OF:	I	YES	FOR	FOR
MURRAY D. SMITH

				1j	ELECTION OF:	I	YES	FOR	FOR
WILLIAM H. SPENCE

				2	RATIFICATION OF:	I	YES	FOR	FOR
ERNST & YOUNG LLP AS AUDITORS FOR 2018.

				3	APPROVAL:	I	YES	FOR	FOR
BY NONBINDING ADVISORY VOTE, OF THE COMPANY'S EXECUTIVE COMPENSATION.

PLAINS GP HOLDINGS, L.P.	PAGP	72651A207	5/15/18	1	DIRECTOR:	I	YES	FOR	FOR
BOBBY S. SHACKOULS
CHRISTOPHER M. TEMPLE

				2	RATIFICATION OF:	I	YES	FOR	FOR
THE APPOINTMENT OF PRICEWATERHOUSECOOPERS LLP AS OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2018.

				3	THE APPROVAL:	I	YES	FOR	FOR
ON A NON-BINDING ADVISORY BASIS, OF OUR NAMED EXECUTIVE OFFICER COMPENSATION.

				4	NON-BINDING ADVISORY VOTE:	I	YES	1 YEAR	FOR
ON THE FREQUENCY WITH WHICH FUTURE ADVISORY VOTES TO APPROVE OUR NAMED EXECUTIVE OFFICER COMPENSATION SHOULD BE HELD.

SEMGROUP CORPORATION	SEMG	81663A105	5/16/18	1	DIRECTOR:	I	YES	FOR	FOR
RONALD A. BALLSCHMIEDE
SARAH M. BARPOULIS
CARLIN G. CONNER
KARL F. KURZ
JAMES H. LYTAL
WILLIAM J. MCADAM
THOMAS R. MCDANIEL

				2	TO APPROVE:	I	YES	FOR	FOR
ON A NON-BINDING ADVISORY BASIS, THE COMPENSATION OF THE COMPANY'S NAMED EXECUTIVE OFFICERS.

				3	RATIFICATION OF:	I	YES	FOR	FOR
GRANT THORNTON LLP AS INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2018.

				4	TO APPROVE:	I	YES	FOR	FOR
AN AMENDMENT TO THE COMPANY'S AMENDED AND RESTATED CERTIFICATE OF INCORPORATION, AS AMENDED, TO INCREASE THE NUMBER OF AUTHORIZED SHARES OF CLASS A COMMON STOCK.

TARGA RESOURCES CORP.	TRGP	87612G101	5/24/18	1.1	ELECTION OF:	I	YES	FOR	FOR
ROBERT B. EVANS

				1.2	ELECTION OF:	I	YES	FOR	FOR
JOE BOB PERKINS

				1.3	ELECTION OF:	I	YES	FOR	FOR
ERSHEL C. REDD JR

				2	RATIFICATION OF:	I	YES	FOR	FOR
SELECTION OF INDEPENDENT ACCOUNTANTS

				3	ADVISORY VOTE TO:	I	YES	FOR	FOR
APPROVE EXECUTIVE COMPENSATION

ONEOK, INC.	OKE	682680103	5/23/18	1A	ELECTION OF:	I	YES	FOR	FOR
BRIAN L. DERKSEN

				1B	ELECTION OF:	I	YES	FOR	FOR
JULIE H. EDWARDS

				1C	ELECTION OF:	I	YES	FOR	FOR
JOHN W. GIBSON

				1D	ELECTION OF:	I	YES	FOR	FOR
RANDALL J. LARSON

				1E	ELECTION OF:	I	YES	FOR	FOR
STEVEN J. MALCOLM

				1F	ELECTION OF:	I	YES	FOR	FOR
JIM W. MOGG

				1G	ELECTION OF:	I	YES	FOR	FOR
PATTYE L. MOORE

				1H	ELECTION OF:	I	YES	FOR	FOR
GARY D. PARKER

				1I	ELECTION OF:	I	YES	FOR	FOR
EDUARDO A. RODRIGUEZ

				1J	ELECTION OF:	I	YES	FOR	FOR
TERRY K. SPENCER

				2	RATIFICATION OF:	I	YES	FOR	FOR
THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM OF ONEOK, INC. FOR THE YEAR ENDING DECEMBER 31, 2018.

				3	APPROVE:	I	YES	FOR	FOR
THE ONEOK, INC. EQUITY INCENTIVE PLAN.

				4	AN ADVISORY VOTE TO:	I	YES	FOR	FOR
APPROVE ONEOK, INC.'S EXECUTIVE COMPENSATION.

HOEGH LNG PARTNERS LP	HMLP	Y3262R100	6/6/2018	1	TO ELECT:	I	YES	FOR	FOR
MORTEN HOEGH AS A CLASS IV DIRECTOR OF HOEGH LNG PARTNERS LP, WHOSE TERM WILL EXPIRE AT THE 2022 ANNUAL MEETING OF LIMITED PARTNERS.

BUCKEYE PARTNERS, L.P.	BPL	118230101	6/5/18	1	DIRECTOR:	I	YES	FOR	FOR
PIETER BAKKER
BARBARA M. BAUMANN
MARK C. MCKINLEY

				2	AMENDMENT OF:	I	YES	FOR	FOR
PARTNERSHIP AGREEMENT TO REMOVE PROVISIONS THAT PREVENT GENERAL PARTNER FROM CAUSING BUCKEYE PARTNERS, L.P. TO ISSUE ANY CLASS OR SERIES OF LIMITED PARTNERSHIP INTERESTS HAVING PREFERENCES OR OTHER SPECIAL OR SENIOR RIGHTS OVER THE LP UNITS WITHOUT THE PRIOR APPROVAL OF UNITHOLDERS HOLDING AN AGGREGATE OF AT LEAST TWO-THIRDS OF THE OUTSTANDING LP UNITS.

				3	THE RATIFICATION OF:	I	YES	FOR	FOR
THE SELECTION OF DELOITTE & TOUCHE LLP AS BUCKEYE PARTNERS, L.P.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR 2018.

				4	THE APPROVAL:	I	YES	FOR	FOR
IN AN ADVISORY VOTE, OF THE COMPENSATION OF BUCKEYE'S NAMED EXECUTIVE OFFICERS AS DESCRIBED IN OUR PROXY STATEMENT PURSUANT TO ITEM 402 OF REGULATION S-K.